Share Based Compensation	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Based Compensation

24	Share based compensation

(a)	Share-based compensation plans of the Company
The Group has adopted three share-based compensation plans, namely, the 2014 Share Incentive Plan, the 2017 Restricted Share Scheme and the 2017 Option Plan.

(i)	2014 Share Incentive Plan
2014 Share Incentive Plan was approved by the then board of directors of the Company in October 2014 prior to the Merger. According to the 2014 Share Incentive Plan,
 96,704,847
ordinary shares have been reserved to be issued to any qualified employees, directors, non-employee directors, and consultants as determined by the board of directors of the Company. The options will be exercisable only if option holder continues employment or provides services through each vesting date. The maximum term of any issued stock option is ten years from the grant date.
Some granted options follow the first category vesting schedule, one-fourth
(1/4) of which shall vest and become exercisable upon the first anniversary of the date of grant and one-eighth
(1/8) of which shall vest and become exercisable on each half of a year anniversary thereafter. Some granted options follow the second category vesting schedule, one-fourth
(1/4) of which shall vest upon the first
anniversary of the grant date and
one-sixteenth
(1/16) of which shall vest on each three months thereafter. Under the second category vesting schedule, in the event of the Company’s completion of an IPO or termination of the option holder’s employment agreement by the Company without cause, the vesting schedule shall be accelerated by a one year period (which means that the whole vesting schedule shall be shortened from four years to three years). For the third category vesting schedule, all
options shall vest upon the first anniversary of the grant date, and in the event of the Company’s completion of an IPO.
The option holders may elect at any time to exercise any part or all of the vested options before the expiry date.

	Number of	Weighted- average exercise price	Weighted- average grant date fair value
	options	(US$)	(US$)
Outstanding as at January 1, 2019	56,736,209	0.19	1.94
Exercised	(42,091,694)	0.18	1.97
Forfeited	(747,211)	0.20	2.04

Outstanding as at December 31, 2019	13,897,304	0.23	1.92

Vested and expected to vest as at December 31, 2019	13,670,469	0.23	1.92
Exercisable as at December 31, 2019	12,007,012	0.23	1.91
Non vested as at December 31, 2019	1,890,292	0.24	1.92
Outstanding as at January 1, 2020	13,897,304	0.23	1.92
Exercised	(7,866,422)	0.23	1.91
Forfeited	(46,982)	0.27	1.91
Outstanding as at December 31, 2020	5,983,900	0.23	1.93

Vested and expected to vest as at December 31, 2020	5,983,900	0.23	1.93
Exercisable as at December 31, 2020	5,983,900	0.23	1.93
Non vested as at December 31, 2020	—	—	—
Outstanding as at January 1, 2021	5,983,900	0.23	1.93
Exercised	(2,992,122)	0.24	1.92
Forfeited	—	—	—

Outstanding as at December 31, 2021	2,991,778	0.22	1.94

Vested and expected to vest as at December 31, 2021	2,991,778	0.22	1.94
Exercisable as at December 31, 2021	2,991,778	0.22	1.94
Non vested as at December 31, 2021	—	—	—
The weighted average price of the shares at the time these options were exercised was US$7.46 per share (equivalent to approximately RMB47.54), US$6.76 per share (equivalent to approximately RMB43.08) and US$9.90 per share (equivalent to approximately RMB63.07) during the years ended December 31, 2019, 2020 and 2021
.
Share options outstanding at the end of the year have the following expiry date and exercise prices:

Grant Date	Expiry date	Exercise price		Share options December 31, 2020	Share options December 31, 2021
March 1, 2015	February 28, 2025	US$	0.000076	278,801	192,800
March 1, 2015	February 28, 2025	US$	0.27	50,000	—
March 1, 2015	February 28, 2025	US$	0.000076	460,220	292,744
March 1, 2015	February 28, 2025	US$	0.27	417,410	179,020
March 30, 2015	March 29, 2025	US$	0.27	700,882	403,284
October 1, 2015	September 30, 2025	US$	0.27	125,100	63,760
December 31, 2015	December 30, 2025	US$	0.27	599,658	196,016
March 1, 2016	February 28, 2026	US$	0.27	107,889	50,746
March 31, 2016	March 30, 2026	US$	0.27	98,938	72,634
June 30, 2016	June 29, 2026	US$	0.000076	81,638	—
June 30, 2016	June 29, 2026	US$	0.27	3,063,364	1,540,774

Total				5,983,900	2,991,778

Weighted average remaining contractual life of options outstanding at end of period:				5.01	3.97

(ii)	2017 Restricted Share Scheme and 2017 Option Plan
Followed the completion of the Merger, the Company has reserved certain ordinary shares to be issued to any qualified employees of Tencent Music Business transferred to the Group.
Pursuant to the RSUs agreements under
 the
2017 Restricted Share Scheme, subject to grantee’s continued services to the Group through the applicable vesting date, some RSUs follow the first category of vesting schedule, one-fourth
(1/4) of which shall vest eighteen months after grant date, and one-fourth
(1/4) every year after. Some granted RSUs shall follow the second vesting schedule, half (1/2) shall vest six months after grant date, and the other half shall vest six months thereafter. Other granted RSUs shall follow the third vesting schedule, which were divided into range of half, one to third and one to fourth tranches on an equal basis as at their grant dates, and the tranches will become exercisable in each subsequent year.
Movements in the number of RSUs for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Number of awarded shares
	Year ended December 31,
	2019	2020	2021
Outstanding as at January 1	13,724,100	26,659,516	41,011,362
Granted	19,567,514	24,156,236	19,136,384
Vested	(5,700,520)	(7,732,794)	(13,096,270)
Forfeited	(931,578)	(2,071,596)	(3,323,378)

Outstanding as at December 31	26,659,516	41,011,362	43,728,098

Expected to vest as at December 31	24,377,060	37,672,420	39,425,569
The fair value of the restricted shares was calculated based on the fair value of ordinary shares of the Company. The weighted average fair value of restricted shares granted during the years ended December 31, 2019, 2020 and 2021 was US$7.07 per share (equivalent to approximately RMB45.05 per share), US$6.68 per share (equivalent to approximately RMB42.57 per share) and US$5.82 per share (equivalent to approximately RMB37.06 per share), respectively.
Share options granted are generally subject to a four batches vesting schedule as determined by the board of directors upon
the grant.
One-fourth
(1/4) of which shall vest nine months or eighteen months after grant date, respectively, as provided in the grant agreement, and one-fourth
(1/4) of which vest upon every year thereafter.

	Number of options	Weighted- average exercise price (US$)	Weighted- average grant date fair value (US$)
Outstanding as at January 1, 2019	36,086,303	2.75	2.24
Granted	1,993,780	7.05	3.00
Exercised	(9,696,202)	1.78	1.95
Forfeited	(1,743,373)	2.67	2.33

Outstanding as at December 31, 2019	26,640,508	3.43	2.39

Vested and expected to vest as at December 31, 2019	25,329,481	3.44	2.38
Exercisable as at December 31, 2019	6,065,968	2.45	2.04
Non vested as at December 31, 2019	20,574,540	3.71	2.50
Outstanding as at January 1, 2020	26,640,508	3.43	2.39
Granted	4,992,390	6.44	2.70
Exercised	(10,026,018)	2.64	1.92
Forfeited	(455,694)	6.27	3.01

Outstanding as at December 31, 2020	21,151,186	4.45	2.68

Vested and expected to vest as at December 31, 2020	20,097,190	4.44	2.68
Exercisable as at December 31, 2020	4,762,058	3.05	2.74
Non vested as at December 31, 2020	16,389,128	4.86	2.66
Outstanding as at January 1, 2021	21,151,186	4.45	2.68
Granted	8,543,982	5.54	2.81
Exercised	(4,360,740)	1.92	2.26
Forfeited	(541,488)	5.70	2.90

Outstanding as at December 31, 2021	24,792,940	5.24	2.79

Vested and expected to vest as at December 31, 2021	23,552,634	5.21	2.79
Exercisable as at December 31, 2021	9,580,612	4.00	2.64
Non vested as at December 31, 2021	15,212,328	6.03	2.88

The weighted average price of the shares at the time these options were exercised was US$6.79 per share (equivalent to approximately RMB43.27), US$7.66 per share (equivalent to approximately

RMB48.81) and US$9.52 per share (equivalent to approximately RMB60.68) during the years ended December 31, 2019, 2020 and 2021, respectively.
The fair value of share options were valued using the Binomial option-pricing model.
Assumptions used in the Binomial option-pricing model are presented below:

	Granted in
	2019	2020	2021
Risk free interest rate	2.08%	0.71%-0.91%	1.22%-1.63%
Expected dividend yield	0%	0%	0%
Expected volatility	40%	40%-42.5%	43.5%-50%
Exercise multiples	2.2-2.8	2.2-2.8	2.2-2.8
Contractual life	10 years	10 years	10 years
Share options outstanding at the end of the year have the following expiry date and exercise prices:

				Share options as at December 31,
Grant Date	Expiry date	Exercise price		2020	2021
June 16, 2017	June 15, 2027	US$	2.32	2,738,756	1,433,720
August 31, 2017	August 30, 2027	US$	0.27	2,748,802	1,271,442
December 20, 2017	December 19, 2027	US$	2.32	3,973,756	2,836,672
April 16, 2018	April 15, 2028	US$	4.04	650,000	325,000
October 17, 2018	October 16, 2028	US$	7.14	4,667,500	4,460,000
June 14, 2019	June 13, 2029	US$	7.05	1,637,002	1,621,618
June 12, 2020	June 11, 2030	US$	6.20	4,285,570	4,093,832
August 15, 2020	August 14, 2030	US$	7.56	208,790	208,790
October 15, 2020	October 14, 2030	US$	7.17	71,930	71,930
December 15, 2020	December 14, 2030	US$	9.53	169,080	169,080
May 15, 2021	May 14, 2031	US$	7.61	—	1,262,240
July 15, 2021	July 14, 2031	US$	6.37	—	148,130
July 30, 2021	July 29, 2031	US$	5.29	—	6,327,742
September 15, 2021	September 14, 2031	US$	4.24	—	254,952
December 15, 2021	December 14, 2031	US$	3.32	—	307,792

Total				21,151,186	24,792,940

Weighted average remaining contractual life of options outstanding at end of year:				7.74	7.84

(b)	Share-based compensation plans of Tencent
Tencent operates a number of share-based compensation plans (including share option scheme and share award scheme) and granted certain share options and shares awards to the employees of the Group prior to the Merger in July 2016 or any employees of Tencent Group transferred to the Group. No new grant to the employees of the Group by Tencent during the years ended December 31, 2019, 2020 and 2021.
Share options granted are generally subject to a four-year or five-year vesting schedule as determined by the board of directors of Tencent. Under the four-year vesting schedule, share options in general vest one-fourth

(1/4) upon the first anniversary of the grant date, and
one-fourth
(1/4) every year after. Under the five-year vesting schedule, depending on the nature and purpose of the grant, share options in general vest one-fifth
(1/5) upon the first or second anniversary of the grant date, respectively, as provided in the grant agreement, and one-fifth
(1/5) every year after.
RSUs are subject to a three-year or four-year vesting schedule, and each year after the grant date, one-third
(1/3) or
one-fourth
(1/4) shall vest accordingly. No outstanding share options or RSUs will be exercisable or subject to vesting after the expiry of a maximum of seven years from the date of grant.

For the share options of Tecent relevant to the Group,
as at December 31, 2021,
the average exercise price was HK$209.78 (December

31,
2020: HK$226.30) and
a
weighted average grant date fair value
was
HK$64.83 (December
31,
2020: HK$69.29). The fair values of employee stock options were valued using the Binomial option-pricing model.
For the awarded shares
, as at December 31, 2021
, the fair value of the awarded shares was calculated based on the market price of the Tencent’s shares at the respective grant date.

(c)	Expected retention rate of grantees
The Group has to estimate the expected yearly percentage of grantees that will stay within the Group at the end of the vesting periods of the options and awarded shares (the “Expected Retention Rate”) in order to determine the amount of share-based compensation expenses charged to the consolidated income statement. As at December 31, 2020 and 2021, the Expected Retention Rate of the Group was assessed to be
87%-95%.